Cover	Mar. 28, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Inno Holdings Inc. originally filed with the Securities and Exchange Commission on March 31, 2025 (the “Original Report”), solely to (i) disclose the name of the buyer in Item 1.01, (ii) refile Exhibit 10.1 to include the buyer’s name, which was previously omitted from the Original Report and (iii) refile Exhibit 10.2, which inadvertently contained an incorrect link. All other information disclosed in the Original Report remains unchanged.
Document Period End Date	Mar. 28, 2025
Entity File Number	001-41882
Entity Registrant Name	INNO HOLDINGS INC.
Entity Central Index Key	0001961847
Entity Tax Identification Number	87-4294543
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	RM1, 5/F
Entity Address, Address Line Two	No. 43 Hung To Road
Entity Address, Address Line Three	Kwun Tong, Kowloon
Entity Address, City or Town	Hong Kong
Entity Address, Postal Zip Code	999077
City Area Code	(800)
Local Phone Number	909-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	INHD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false